DEFERRED REVENUE	12 Months Ended
Nov. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
DEFERRED REVENUE [Text Block]

8. DEFERRED REVENUE

As of November 30, 2022, the former subsidiary, PRT UK had an advance payment from their customers as consideration for the Company's product and services to be rendered in the future date amounting to $124,918. The company had classified the above customer advance as Deferred Revenue for the year ended November 30, 2022. On December 1, 2022, the company had lost control over PRT UK and accordingly recognized the balance of $124,918 as part of the gain on disposal of subsidiaries in the consolidated statements of income (loss) and comprehensive income (loss) (Note 3).